FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses:
Interest	$ (621)	$ (657)	$ (198)
Loss related to non-hedging derivative instruments	(12)	0	0
Amortization of marketable securities premiums and accretion of discounts, net	(1,387)	(172)	(80)
Exchange rate differences	(293)	(1,975)	(2,171)
Other	(252)	(171)	(322)
Financial expenses, Total	(2,565)	(2,975)	(2,771)
Financial income:
Gain related to non-hedging derivative instruments	0	17	0
Interest and other	2,688	1,255	1,010
Financial income, Total	2,688	1,272	1,010
Financial income (expenses), net	$ 123	$ (1,703)	$ (1,761)